Shareholder Fees	Nov. 01, 2020 USD ($)
VictoryShares US EQ Income Enhanced Volatility Wtd ETF | VictoryShares US EQ Income Enhanced Volatility Wtd ETF
Shareholder Fees:
Shareholder Fees (paid directly from your investment)	none